SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 486,979	$ 360,524
Less : Accumulated depreciation	(378,233)	(320,341)
Plant and equipment, net	108,746	40,183
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	224,302	207,481
Renovation [Member]
Property, Plant and Equipment [Line Items]
Subtotal	170,009	85,257
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	47,270	40,593
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 45,398	$ 27,193